Revenue	6 Months Ended
Jun. 30, 2022
Revenue
Revenue

3.     Revenue

Collaboration with Genentech Inc.

In August 2018, Affimed entered into a strategic collaboration agreement with Genentech Inc. (Genentech), headquartered in South San Francisco, USA. Under the terms of the agreement, Affimed is providing services related to the development of novel NK cell engager-based immunotherapeutics to treat multiple cancers. The Genentech agreement became effective at the beginning of October 2018. Under the terms of the agreement, Affimed received $96.0 million (€83.2 million) in initial upfront and committed funding on October 31, 2018.

The Group recognized €3.3 million and €7.3 million as revenue during the three and six months ended June 30, 2022 (2021: €3.6 million and €12.0 million). As of June 30, 2022, the Group held contract liabilities of €13.0 million (December 31, 2021: €20.2 million), which will be recognized as revenue in subsequent periods as services are provided.

Under the terms of the agreement, Affimed is eligible to receive up to an additional $5.0 billion over time, including payments upon achievement of specified development, regulatory and commercial milestones. Affimed is also eligible to receive royalties on any potential sales.

Collaboration with Roivant Sciences Ltd.

On November 9, 2020, Affimed and Pharmavant 6 GmbH, a subsidiary of Roivant Sciences Ltd. (Roivant), announced a strategic collaboration agreement which grants Roivant a license to the preclinical molecule AFM32. Under the terms of the agreement, Affimed received $60 million in upfront consideration, comprised of $40 million in cash and pre-funded research and development funding, and $20 million of common shares in Roivant. Affimed is eligible to receive additional proceeds in the form of option fees contingent on the commencement of additional programs contemplated under the agreement. The Company is eligible to receive up to an additional $2 billion in milestones over time upon achievement of specified development, regulatory and commercial milestones, as well as tiered royalties on net sales.

The Group recognized €4.0 million and €7.9 million as revenue during the three and six months ended June 30, 2022 (2021: €5.9 million and €8.9 million). As of June 30, 2022, the Group held contract liabilities of €23.4 million (December 31, 2021: €31.3 million), which will be recognized as revenue in subsequent periods as services are provided.

Research service agreements

The Group has entered into certain research service agreements. These research service agreements provide for non-refundable upfront technology access research funding or capacity reservation fees and milestone payments. The Group recognized €0.0 million and €0.2 million as revenue in the three and six months ended June 30, 2022 (2021: €0.2 million and €0.5 million).

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	June 30, 2022	December 31, 2021

Receivables	35	150
Contract liabilities	36,529	51,633

An amount of  €7.3 million and €15.3 million recognized in contract liabilities at the beginning of the period has been recognized as revenue during the three and six months ended June 30, 2022.

The remaining performance obligations as of June 30, 2022 are approximately €36.5 million and are expected to be largely recognized as revenue over the next 12 months (€35.1 million), with a smaller portion being realized the 12 months thereafter (€1.4 million).

Disaggregation of revenue

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Geographic information
Revenue:
Germany	14	222	151	458
USA	7,287	9,485	15,156	20,908
	7,301	9,707	15,307	21,366

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Major service lines:
Collaboration revenue	7,284	9,485	15,153	20,888
Service revenue	17	222	154	478
	7,301	9,707	15,307	21,366

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Timing on revenue recognition:
Point in time	0	120	0	180
Over time	7,301	9,587	15,307	21,186
	7,301	9,707	15,307	21,366